Exhibit 99.10 Schedule 8

Exception Grades

Run Date - 6/6/2024 5:43:00 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	DUMMY ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xx	xx	xx	900000140	xx	xx	xx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 04/xx/2022; Lien Position: 1	Secondary valuation not provided.				Reviewer Comment (2022-05-13): CDA's were batch uploaded by deal set up team	5/xx/2022 4:50:30 PM			1	D	A	D	A	D	A	D	A	D	A	04/08/2022	PA	Investment	Refinance - Cash-out - Other		D	A	A	A			D	A		N/A	No
xx	xx	xx	900000121	xx	xx	xx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 04/xx/2022; Lien Position: 1					Reviewer Comment (2022-05-13): CDA's were batch uploaded by deal set up team	5/xx/2022 4:50:30 PM			1	D	A	D	A	D	A	D	A	D	A	4/xx/2022	NJ	Investment	Refinance - Cash-out - Other		D	A	A	A			D	A		N/A	No
xx	xx	xx	900000095	xx	xx	xx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 04/xx/2022; Lien Position: 1					Reviewer Comment (2022-05-17): CDA's were batch uploaded by deal set up team	5/xx/2022 5:09:18 PM			1	D	A	D	A	D	A	D	A	D	A	4/xx/2022	LA	Investment	Refinance - Cash-out - Other		D	A	A	A			D	A		N/A	No
xx	xx	xx	900000126	xx	xx	xx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Missing an E&O Policy with minimum coverage of $500,000 per claim and $1,000,000 in aggregate with a deductible of no more than $50,000. The title insurer must have an “A” or better rating from A.M Best Company rating service.				Reviewer Comment (2019-10-31): Closing Protection Letter provided.	10/xx/2019 11:24:06 AM			1	C	A	C	A	C	A	C	A	C	A	10/xx/2019	NY	Investment	Refinance - Cash-out - Other		C	C	C	A			C	C		N/A	No
xx	xx	xx	900000126	xx	xx	xx	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.						Reviewer Comment (2020-06-26): Received AVM. Value Supported within -4.7344% Variance. Reviewer Comment (2020-06-26): Client loading second valuation. Reviewer Comment (2020-03-20): Client acknowledges second valuation is not available/provided for subject mixed-use property and rating remains a C. Reviewer Comment (2020-03-20): Mixed Use property going into securitization still requires a second valuation. Reviewer Comment (2019-10-23): For Loan Program I6-Mixed Use, a CDA or ARR is not required.	6/xx/2020 1:01:54 PM			1	C	A	C	A	C	A	C	A	C	A	10/xx/2019	NY	Investment	Refinance - Cash-out - Other		C	C	C	A			C	C		N/A	No
xx	xx	xx	900000126	xx	xx	xx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Mising Document: Closing Protection Letter not provided.		Missing an E&O Policy with minimum coverage of $500,000 per claim and $1,000,000 in aggregate with a deductible of no more than $50,000. The title insurer must have an “A” or better rating from A.M Best Company rating service.				Reviewer Comment (2019-10-31): Closing Protection Letter provided.	10/xx/2019 11:23:57 AM			1	C	A	C	A	C	A	C	A	C	A	10/xx/2019	NY	Investment	Refinance - Cash-out - Other		C	C	C	A			C	C		N/A	No
xx	xx	xx	900000126	xx	xx	xx	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 670 is less than Guideline representative FICO score of 700.					Reviewer Comment (2019-10-31): Corrected qualifying FICO score. Buyer Comment (2019-10-30): We are using the highest score out of the 2 borrowers, which is 771	10/xx/2019 11:38:17 AM			1	C	A	C	A	C	A	C	A	C	A	10/xx/2019	NY	Investment	Refinance - Cash-out - Other		C	C	C	A			C	C		N/A	No
xx	xx	xx	900000126	xx	xx	xx	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		AVE provided and not a Rating Agency approved secondary valuation. Provide a securitization approved secondary valuation.								3		C		C		C		C		C	10/xx/2019	NY	Investment	Refinance - Cash-out - Other		C	C	C	A			C	C		N/A	No